Exhibit 99.1

Hyundai Auto Receivables Trust 2015-C
Monthly Servicing Report

Collection Period	February 2016
Distribution Date	03/15/16
Transaction Month	6
30/360 Days	30
Actual/360 Days	28

I. ORIGINAL DEAL PARAMETERS

Cut off Date:	August 14, 2015
Closing Date:	September 16, 2015

	Dollars	Units	WAC	WARM
Original Pool Balance:	$1,061,790,025.14	57,449	3.31%	58.28
Original Adj. Pool Balance:	$1,020,665,769.69

		Amount	% of Pool	Note Rate	Final Payment Date
Class A-1 Notes	Fixed	$211,000,000.00	19.872%	0.39000%	September 15, 2016
Class A-2-A Notes	Fixed	$250,000,000.00	23.545%	0.99000%	November 15, 2018
Class A-2-B Notes	Floating	$145,000,000.00	13.656%	LIBOR + 0.37%	November 15, 2018
Class A-3 Notes	Fixed	$255,000,000.00	24.016%	1.46000%	February 18, 2020
Class A-4 Notes	Fixed	$83,630,000.00	7.876%	1.78000%	November 15, 2021
Class B Notes	Fixed	$18,370,000.00	1.730%	2.15000%	November 15, 2021
Class C Notes	Fixed	$27,560,000.00	2.596%	2.55000%	November 15, 2021
Class D Notes	Fixed	$22,450,000.00	2.114%	3.15000%	June 15, 2022
Total Securities		$1,013,010,000.00	95.406%

Overcollateralization		$7,655,769.69	0.721%
YSOA		$41,124,255.45	3.873%
Total Original Pool Balance		$1,061,790,025.14	100.00%

II. POOL BALANCE AND PORTFOLIO INFORMATION

	Beginning of Period		Ending of Period		Change
	Balance	Note Factor	Balance	Note Factor
Class A-1 Notes	$42,789,111.54	0.2027920	$17,592,815.98	0.0833783	$25,196,295.56
Class A-2-A Notes	$250,000,000.00	1.0000000	$250,000,000.00	1.0000000	$-
Class A-2-B Notes	$145,000,000.00	1.0000000	$145,000,000.00	1.0000000	$-
Class A-3 Notes	$255,000,000.00	1.0000000	$255,000,000.00	1.0000000	$-
Class A-4 Notes	$83,630,000.00	1.0000000	$83,630,000.00	1.0000000	$-
Class B Notes	$18,370,000.00	1.0000000	$18,370,000.00	1.0000000	$-
Class C Notes	$27,560,000.00	1.0000000	$27,560,000.00	1.0000000	$-
Class D Notes	$22,450,000.00	1.0000000	$22,450,000.00	1.0000000	$-
Total Securities	$844,799,111.54	0.8339494	$819,602,815.98	0.8090767	$25,196,295.56

Weighted Avg. Coupon (WAC)	3.28%		3.27%
Weighted Avg. Remaining Maturity (WARM)	53.09		52.16
Pool Receivables Balance	$894,042,853.91		$867,613,760.38
Remaining Number of Receivables	53,127		52,474

Adjusted Pool Balance	$860,109,098.09		$834,912,802.53

III. COLLECTIONS

Principal:
Principal Collections	$25,374,871.43
Repurchased Contract Proceeds Related to Principal
Recoveries/Liquidation Proceeds	$336,304.34
Total Principal Collections	$25,711,175.77

Interest:
Interest Collections	$2,385,073.49
Late Fees & Other Charges	$43,614.56
Interest on Repurchase Principal
Total Interest Collections	$2,428,688.05

Collection Account Interest	$7,579.13
Reserve Account Interest	$823.67
Servicer Advances	$-

Total Collections	$28,148,266.62

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Hyundai Auto Receivables Trust 2015-C
Monthly Servicing Report

Collection Period	February 2016
Distribution Date	03/15/16
Transaction Month	6
30/360 Days	30
Actual/360 Days	28

IV. DISTRIBUTIONS

Total Collections	$28,148,266.62
Reserve Account Release	$-
Reserve Account Draw	$-
Total Available for Distribution	$28,148,266.62

		Amount Due	Interest Pymt Due but unpaid from prior periods	Amount Paid
1. Servicing Fee @1.00%:
Servicing Fee Due	1.00%	$745,035.71	$-	$745,035.71	$745,035.71
Collection Account Interest					$7,579.13
Late Fees & Other Charges					$43,614.56
Total due to Servicer					$796,229.40

2. Class A Noteholders Interest:
Class A-1 Notes		$12,979.36		$12,979.36
Class A-2-A Notes		$206,250.00		$206,250.00
Class A-2-B Notes		$90,278.61		$90,278.61
Class A-3 Notes		$310,250.00		$310,250.00
Class A-4 Notes		$124,051.17		$124,051.17

Total Class A interest:		$743,809.14		$743,809.14	$743,809.14

3. First Priority Principal Distribution:		$-		$-	$-

4. Class B Noteholders Interest:		$32,912.92		$32,912.92	$32,912.92

5. Second Priority Principal Distribution:		$-		$-	$-

6. Class C Noteholders Interest:		$58,565.00		$58,565.00	$58,565.00

7. Third Priority Principal Distribution:		$-		$-	$-

8. Class D Noteholders Interest:		$58,931.25		$58,931.25	$58,931.25

Available Funds Remaining:					$26,457,818.91

9. Regular Principal Distribution Amount:					$25,196,295.56

		Distributable Amount		Paid Amount
Class A-1 Notes				$25,196,295.56
Class A-2-A Notes				$-
Class A-2-B Notes				$-
Class A-3 Notes				$-
Class A-4 Notes				$-
Class A Notes Total:		$25,196,295.56		$25,196,295.56
Class B Notes Total:		$-		$-
Class C Notes Total:		$-		$-
Class D Notes Total:		$-		$-
Total Noteholders Principal		$25,196,295.56		$25,196,295.56

9. Required Deposit to Reserve Account					0.00

10. Trustee Expenses					0.00

11. Remaining Available Collections Released to Certificateholder					1,261,523.35

V. YIELD SUPPLEMENT OVERCOLLATERALIZATION AMOUNT (YSOA)

Beginning Period Required Amount	$33,933,755.82
Beginning Period Amount	$33,933,755.82
Current Period Amortization	$1,232,797.97
Ending Period Required Amount	$32,700,957.85
Ending Period Amount	$32,700,957.85
Next Distribution Date Required Amount	$31,489,955.34

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Hyundai Auto Receivables Trust 2015-C
Monthly Servicing Report

Collection Period	February 2016
Distribution Date	03/15/16
Transaction Month	6
30/360 Days	30
Actual/360 Days	28

VI. RESERVE ACCOUNT

Reserve Percentage of Initial Adjusted Pool Balance	0.25%
Beginning Period Required Amount	$2,551,664.42
Beginning Period Amount	$2,551,664.42
Current Period Release to Collection Account	$-
Current Period Deposit	$-
Current Period Release to Depositor	$-
Ending Period Required Amount (0.25% of APB of cut-off date)	$2,551,664.42
Ending Period Amount	$2,551,664.42

VII. OVERCOLLATERALIZATION

Overcollateralization Target	1.50%
Overcollateralization Floor	1.50%

	Beginning	Ending	Target
Overcollateralization Amount	$15,309,986.55	$15,309,986.55	$15,309,986.55
Overcollateralization as a % of Original Adjusted Pool	1.50%	1.50%	1.50%
Overcollateralization as a % of Current Adjusted Pool	1.78%	1.83%	1.83%

VIII. DELINQUENCY AND NET LOSS ACTIVITY

Delinquent Receivables	Units Percent	Units	Dollars Percent	Amount
Current	99.26%	52,084	99.15%	$860,246,970.01
30 - 60 Days	0.58%	304	0.67%	$5,793,845.75
61 - 90 Days	0.13%	70	0.15%	$1,275,019.64
91-120 Days	0.03%	16	0.03%	$297,924.98
121 + Days	0.00%	0	0.00%	$-
Total		52,474		$867,613,760.38

Delinquent Receivables 30+ Days Past Due
Current Period	0.74%	390	0.85%	$7,366,790.37
1st Preceding Collection Period	0.89%	475	1.01%	$9,068,512.80
2nd Preceding Collection Period	0.88%	473	0.98%	$8,996,044.43
3rd Preceding Collection Period	0.72%	394	0.82%	$7,792,773.46
Four-Month Average	0.81%		0.91%

Repossession in Current Period		42		$857,546.51
Repossession Inventory		82		$639,727.49

Current Charge-Offs
Gross Principal of Charge-Offs				$1,054,222.10
Recoveries				$(336,304.34)
Net Loss				$717,917.76

Ratio of Current Net Loss to Beginning Pool Balance (annualized)				0.96%

Average Pool Balance for Current Period				$880,828,307.15

Ratio of Current Net Loss to Average Pool Balance (annualized)
Current Period				0.98%
1st Preceding Collection Period				0.59%
2nd Preceding Collection Period				1.01%
3rd Preceding Collection Period				0.57%
Four-Month Average				0.79%

Cumulative Charge-Offs	Change in units from prior period	Cumulative Units	Cumulative Amount
Gross Principal of Charge-Offs	69	281	$3,914,615.83
Recoveries	41	160	$(1,236,079.46)
Net Loss			$2,678,536.37
Cumulative Net Loss as a % of Initial Pool Balance			0.25%

Net Loss for Receivables that have experienced a Net Loss *	55	223	$2,681,176.35
Average Net Loss for Receivables that have experienced a Net Loss			$12,023.21

Principal Balance of Extensions			$2,728,768.34
Number of Extensions			131

* Excludes receivables with recovered amounts in excess of principal charge-offs due to the recovery of assessments, such as interest and fees.

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